SEGMENT INFORMATION (Details Narrative) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation and amortization		$ (1)	¥ (5)	¥ (4)	¥ (696)
Interest income			1	69	5
Finance costs		(6)	(44)	(28)	(48)
Fair value gain on financial instruments, net		297	2,077	3,996	847
Loss before income tax		(176)	(1,231)	(3,160)	(8,337)
Other income	[1]				3,742
Profit/(loss)for the year from continuing operations		(176)	(1,231)	(3,160)	(8,337)
Total assets		35,329		260,889	253,807	¥ 247,182
Total liabilities		22,992		172,827	177,812	160,854
Exploration and mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization		(1)	(4)	(4)	(4)
Interest income				3	1
Finance costs			(1)	(1)	(1)
Fair value gain on financial instruments, net
Loss before income tax		(59)	(413)	(2,190)	1,263
Other income	[1]				3,742
Profit/(loss)for the year from continuing operations		(59)	(413)	(2,190)	1,263
Total assets		35,283		259,091	252,133	246,857
Total liabilities		851		162,039	159,285	5,957
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization			(1)		(692)
Interest income			1	66	4
Finance costs		(6)	(43)	(27)	(47)
Fair value gain on financial instruments, net		297	2,077	3,996	847
Loss before income tax		(117)	(818)	(970)	(9,600)
Other income	[1]
Profit/(loss)for the year from continuing operations		(117)	¥ (818)	(970)	(9,600)
Total assets		46		1,798	1,674	325
Total liabilities		$ 22,141		¥ 10,788	¥ 18,527	¥ 154,897

[1]	In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.